OPEN FUTURES CONTRACTS (USD $)	Dec. 31, 2012	Dec. 31, 2011
% of Partners' Capital (Net Asset Value)	55.95%	73.14%
Open Futures Contracts [Member]
Fair Value	976,962	1,184,851
% of Partners' Capital (Net Asset Value)	1.95%	1.83%
Foreign [Member]
Fair Value	1,449,725	2,749,440
% of Partners' Capital (Net Asset Value)	2.90%	4.29%
Foreign [Member] | Open Futures Contracts [Member] | Future [Member]
Fair Value	717,380	1,294,777
% of Partners' Capital (Net Asset Value)	1.43%	2.01%
Foreign [Member] | Open Futures Contracts [Member] | Future [Member] | Long Futures Contract [Member]
Fair Value	822,071	764,011
% of Partners' Capital (Net Asset Value)	1.64%	1.19%
Foreign [Member] | Open Futures Contracts [Member] | Future [Member] | Long Futures Contract [Member] | Agricultural Commodities [Member]
Fair Value	(2,440)	0
% of Partners' Capital (Net Asset Value)	0.00%	0.00%
Foreign [Member] | Open Futures Contracts [Member] | Future [Member] | Long Futures Contract [Member] | Currencies [Member]
Fair Value	186,709	0
% of Partners' Capital (Net Asset Value)	0.37%	0.00%
Foreign [Member] | Open Futures Contracts [Member] | Future [Member] | Long Futures Contract [Member] | Equity Indices [Member]
Fair Value	465,922	68,689
% of Partners' Capital (Net Asset Value)	0.93%	0.11%
Foreign [Member] | Open Futures Contracts [Member] | Future [Member] | Long Futures Contract [Member] | Interest Rate Instruments [Member]
Fair Value	171,880	695,322	[1]
% of Partners' Capital (Net Asset Value)	0.34%	1.08%	[1]
Foreign [Member] | Open Futures Contracts [Member] | Future [Member] | Short Futures Contract [Member]
Fair Value	(104,691)	530,766
% of Partners' Capital (Net Asset Value)	(0.21%)	0.82%
Foreign [Member] | Open Futures Contracts [Member] | Future [Member] | Short Futures Contract [Member] | Agricultural Commodities [Member]
Fair Value	17,884	87,815
% of Partners' Capital (Net Asset Value)	0.04%	0.14%
Foreign [Member] | Open Futures Contracts [Member] | Future [Member] | Short Futures Contract [Member] | Currencies [Member]
Fair Value		429,186
% of Partners' Capital (Net Asset Value)		0.66%
Foreign [Member] | Open Futures Contracts [Member] | Future [Member] | Short Futures Contract [Member] | Equity Indices [Member]
Fair Value	(88,539)	88,959
% of Partners' Capital (Net Asset Value)	(0.18%)	0.14%
Foreign [Member] | Open Futures Contracts [Member] | Future [Member] | Short Futures Contract [Member] | Interest Rate Instruments [Member]
Fair Value	(34,036)	(75,194)
% of Partners' Capital (Net Asset Value)	(0.07%)	(0.12%)
U.S [Member] | Open Futures Contracts [Member] | Future [Member]
Fair Value	259,582	(109,926)
% of Partners' Capital (Net Asset Value)	0.52%	(0.18%)
U.S [Member] | Open Futures Contracts [Member] | Future [Member] | Long Futures Contract [Member]
Fair Value	128,183	(153,580)
% of Partners' Capital (Net Asset Value)	0.26%	(0.24%)
U.S [Member] | Open Futures Contracts [Member] | Future [Member] | Long Futures Contract [Member] | Agricultural Commodities [Member]
Fair Value	(13,337)	29,095
% of Partners' Capital (Net Asset Value)	(0.03%)	0.04%
U.S [Member] | Open Futures Contracts [Member] | Future [Member] | Long Futures Contract [Member] | Currencies [Member]
Fair Value	72,972	61,569
% of Partners' Capital (Net Asset Value)	0.15%	0.10%
U.S [Member] | Open Futures Contracts [Member] | Future [Member] | Long Futures Contract [Member] | Energy [Member]
Fair Value	57,491	19,162
% of Partners' Capital (Net Asset Value)	0.11%	0.03%
U.S [Member] | Open Futures Contracts [Member] | Future [Member] | Long Futures Contract [Member] | Equity Indices [Member]
Fair Value	42,112	13,888
% of Partners' Capital (Net Asset Value)	0.09%	0.02%
U.S [Member] | Open Futures Contracts [Member] | Future [Member] | Long Futures Contract [Member] | Interest Rate Instruments [Member]
Fair Value	(31,978)	41,490
% of Partners' Capital (Net Asset Value)	(0.06%)	0.06%
U.S [Member] | Open Futures Contracts [Member] | Future [Member] | Long Futures Contract [Member] | Metals [Member]
Fair Value	923	(318,784)
% of Partners' Capital (Net Asset Value)	0.00%	(0.49%)
U.S [Member] | Open Futures Contracts [Member] | Future [Member] | Short Futures Contract [Member]
Fair Value	131,399	43,654
% of Partners' Capital (Net Asset Value)	0.26%	0.06%
U.S [Member] | Open Futures Contracts [Member] | Future [Member] | Short Futures Contract [Member] | Agricultural Commodities [Member]
Fair Value	288,921	(346,033)
% of Partners' Capital (Net Asset Value)	0.58%	(0.54%)
U.S [Member] | Open Futures Contracts [Member] | Future [Member] | Short Futures Contract [Member] | Currencies [Member]
Fair Value	145,952	60,821
% of Partners' Capital (Net Asset Value)	0.29%	0.09%
U.S [Member] | Open Futures Contracts [Member] | Future [Member] | Short Futures Contract [Member] | Energy [Member]
Fair Value	(42,018)	191,030
% of Partners' Capital (Net Asset Value)	(0.09%)	0.30%
U.S [Member] | Open Futures Contracts [Member] | Future [Member] | Short Futures Contract [Member] | Equity Indices [Member]
Fair Value	(42,347)	20,049
% of Partners' Capital (Net Asset Value)	(0.08%)	0.03%
U.S [Member] | Open Futures Contracts [Member] | Future [Member] | Short Futures Contract [Member] | Interest Rate Instruments [Member]
Fair Value	(60,365)	(18,963)
% of Partners' Capital (Net Asset Value)	(0.12%)	(0.03%)
U.S [Member] | Open Futures Contracts [Member] | Future [Member] | Short Futures Contract [Member] | Metals [Member]
Fair Value	(158,744)	136,750
% of Partners' Capital (Net Asset Value)	(0.32%)	0.21%

[1]	No individual futures or forward currency contract position constituted one percent or greater of partners' capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.